Corporate Transactions	12 Months Ended
Dec. 31, 2022
Corporate Transactions [Abstract]
Corporate Transactions	CORPORATE TRANSACTIONS
(a)Sale of Mercedes
On April 21, 2022, the Company completed the sale of Mercedes, the assets and liabilities of which were classified as held for sale at December 31, 2021, to Bear Creek Mining Corporation (“Bear Creek”) (the “Mercedes Transaction”) for the following consideration:
•$75 million in cash received on closing of the Mercedes Transaction;
•$25 million in cash receivable on or before October 21, 2022 (the “Deferred Payment”);
•24,730,000 common shares of Bear Creek, representing approximately 16.6% of the issued and outstanding common shares of Bear Creek at the time of closing the Mercedes Transaction; and
•a 2% net smelter return (“NSR”) on production from Mercedes (the “Mercedes NSR”).
The fair value of the consideration received totaled $135.4 million which included the fair values of the cash payment received on closing, the amount receivable of $24.6 million, the equity interest in Bear Creek of $23.3 million, the Mercedes NSR of $9.9 million and a working capital adjustment of $2.6 million. The fair value of the Bear Creek common shares received was determined based on Bear Creek’s quoted common share price of C$1.18 ($0.94) per share on the date of disposition. The fair value of the Mercedes NSR was estimated using a discounted cash flow model.
The equity interest in Bear Creek received as consideration for the sale is included within marketable securities and measured at FVOCI with changes in fair value recognized in OCI. On initial recognition, the Mercedes NSR was recognized as mineral properties. The Mercedes NSR was subsequently sold on June 28, 2022 (note 5(b)).
The Company recognized a loss on sale of $7.0 million in other expense for the year ended December 31, 2022, which represents the difference between the fair value of the consideration received, net of transaction costs of $3.8 million, and the carrying amounts of the assets and liabilities derecognized and the cumulative foreign currency translation gain of $1.6 million reclassified from AOCI to net loss related to certain subsidiaries disposed of which had a functional currency other than the USD.
The carrying amounts of the assets and liabilities of Mercedes derecognized on April 21, 2022 and classified as held for sale at December 31, 2021 were as follows:

	April 21, 2022	December 31, 2021
Cash and cash equivalents	$16,250	$4,575
Trade and other receivables	2,144	6,878
Inventories	11,468	12,935
Mineral properties, plant and equipment	188,998	183,137
Other assets	1,308	13
Total assets	220,168	207,538

Accounts payable and accrued liabilities	(13,522)	(13,282)
Derivative liabilities	(34,552)	(39,986)
Reclamation and closure cost provisions	(11,531)	(11,863)
Deferred income tax liabilities	(18,084)	(18,084)
Other liabilities	(2,324)	(2,530)
Total liabilities	(80,013)	(85,745)
Net assets	$140,155	$121,793
The derivative liabilities related to a gold prepay and silver stream arrangement with a third party (the “Stream Arrangement”) which required the Company to deliver 1,000 ounces of gold quarterly for a total of 9,000 ounces. In addition, the Company was required to deliver 100% of the silver production from Mercedes until the delivery of 3.75 million ounces, and 30% of silver production thereafter at a price equal to 20% of the prevailing silver price at the time of delivery, subject to an annual minimum of 300,000 ounces of silver until 2.1 million ounces of silver in aggregate have been delivered. At April 21, 2022, the date of disposition, the Company had delivered 3,600 ounces of gold and 309,077 ounces of silver towards the Stream Arrangement. As part of the Mercedes Transaction, Bear Creek assumed the outstanding obligation under the Stream Arrangement.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(a)Sale of Mercedes (continued)
The changes in the carrying amount of the Stream Arrangement derivative liabilities prior to disposition were as follows:

Balance – December 31, 2020	$—
Assumed in Premier Acquisition (note 5(c))	40,369
Gold and silver delivered	(6,802)
Change in fair value	6,419
Balance – December 31, 2021	39,986
Gold and silver delivered	(6,119)
Change in fair value	685
Balance – April 21, 2022	$34,552
On October 21, 2022, the Company granted Bear Creek an extension of the due date of the Deferred Payment and on October 26, 2022, the parties agreed to extend the due date of the Deferred Payment to October 21, 2024 (note 11(a)).
(b)Sale of royalty interests and other assets
On June 28, 2022, the Company completed the sale of a portfolio of royalty interests and other assets to Sandbox in exchange for 51,933,661 common shares of Sandbox, representing a 35% interest at the time of closing with a total fair value of $28.4 million (the “Sandbox Transaction”). The fair value of the Sandbox common shares received was determined based on the concurrent private placement common share price of C$0.70 ($0.54) per share.
The Company recognized a gain on sale of $8.5 million in other expense for the year ended December 31, 2022, which represents the difference between the fair value of the consideration received, net of transaction costs, and the carrying amounts of the assets derecognized. The carrying amounts of the assets derecognized on disposition were as follows:

Assets derecognized
Cash	$2,327
Other current receivables	2,109
Mineral properties	15,220
$19,656
The portfolio sold mainly comprised the Mercedes NSR (note 5(a)) and a 1% NSR royalty on production from the Pilar mine in Brazil (“Pilar”)(“the Pilar NSR”) (note 5(e)) which were recognized as mineral properties, and certain cash received and receivable from a previous asset sale.
In connection with the Sandbox Transaction, the Company participated in the Sandbox private placement financing, purchasing 6,155,912 common shares of Sandbox at C$0.70 per share, for a total investment of $3.3 million. Subsequent to the financing, the Company’s interest in Sandbox was reduced to 34.4%.
The Company’s 34.4% interest in Sandbox is accounted for as an investment in associate (note 10) using the equity method.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(c)Acquisition of Premier
On April 7, 2021, the Company acquired 100% of the issued and outstanding shares of Premier at an exchange ratio of 0.1967 Equinox Gold common share for each Premier share. All outstanding options and warrants of Premier that were not exercised prior to the acquisition date were replaced with Equinox Gold options and warrants, as adjusted in accordance with the 0.1967 exchange ratio. The principal properties acquired by the Company in the Premier Acquisition were a 50% interest in Greenstone and a 100% interest in Mercedes. Immediately prior to the Premier Acquisition, Premier completed the spin-out of i-80 Gold Corp. (“i-80 Gold”), a newly created company holding Premier’s gold projects in Nevada, United States. Premier retained a 30% interest in i-80 Gold which the Company acquired (note 10).
The Company determined that the Premier Acquisition represented a business combination, with Equinox Gold identified as the acquirer. Transaction costs incurred in respect of the acquisition totaling $3.2 million, of which $0.8 million were incurred in 2020, were expensed and presented as professional fees within general and administration expense.
The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$399,613
Option consideration(2)	8,155
Warrant consideration(3)	505
Total consideration	$408,273
(1)The fair value of 47,373,723 common shares issued to Premier shareholders was determined using the Company’s share price of C$10.64 ($8.44) per share on the acquisition date.
(2)The fair value of 2,813,747 replacement options issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$7.27, share price of C$10.64, expected life of 2.07 years, expected volatility of 41.3%, dividend yield of 0.0%, and discount rate of 0.37%.
(3)The fair value of 393,400 replacement warrants issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$10.42, share price of C$10.64, expected life of 0.82 years, expected volatility of 39.7%, dividend yield of 0.0%, and discount rate of 0.15%.
In accordance with the acquisition method of accounting, the consideration transferred was allocated to the identifiable assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition. The table below presents the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Assets (liabilities) acquired
Cash and cash equivalents	$8,267
Trade and other receivables	13,165
Inventories	11,987
Restricted cash	8,333
Mineral properties, plant and equipment	576,803
Investment in associate	79,001
Other assets	4,399
Accounts payable and accrued liabilities	(18,002)
Loans and borrowings and accrued interest	(17,649)
Stream arrangement	(40,369)
Reclamation and closure cost provisions	(13,481)
Deferred tax liabilities	(121,931)
Other liabilities	(818)
Fair value of net assets acquired	$489,705
5.    CORPORATE TRANSACTIONS (CONTINUED)
(c)Acquisition of Premier (continued)
The Company retained an independent appraiser to assist with determination of the fair values of certain assets acquired and liabilities assumed. The fair value of inventories was determined based on an NRV approach, whereby the future estimated cash flows from sales of payable metal produced are adjusted for costs to complete. The fair value of the investment in associate, representing the Company’s 30% interest in i-80 Gold, was based on the quoted market price of i-80 Gold common shares on the date of acquisition. The fair value of mineral properties, plant and equipment, excluding exploration and evaluation assets, was based on comparable transactions. An in-situ approach was used to estimate the fair values of certain exploration assets with reference to a public company comparables analysis. The fair values of the derivative liabilities relating to the Stream Arrangement (note 5(a)) and reclamation and closure cost provisions were estimated using discounted cash flow models. Expected future cash flows associated with the Stream Arrangement were based on estimates of future gold and silver prices and discount rates. Expected future cash flows associated with the reclamation and closure cost provisions were based on estimates of the future expenditures required to settle the obligation for disturbances at the acquisition date, and discount rates.
The Company recognized a bargain purchase gain of $81.4 million, equal to the excess of the fair value of the net assets acquired over the total consideration, in other income during the year ended December 31, 2021.
The Company’s consolidated revenue for the year ended December 31, 2021 includes revenue of Premier since the acquisition date in the amount $56.9 million. The Company’s consolidated net income for the year ended December 31, 2021 includes net income before tax of Premier since the acquisition date in the amount of $7.7 million. Had the acquisition occurred on January 1, 2021, pro-forma unaudited consolidated revenue and net income before tax for the year ended December 31, 2021 would have been approximately $1,115.0 million and $541.0 million, respectively.
(d)Acquisition of additional interest in Greenstone
On April 16, 2021, the Company completed the acquisition of an additional 10% interest in Greenstone, resulting in the Company’s total interest in the project being 60%, for a total cost of $59.9 million, consisting of a cash payment of $51.0 million on closing and the following contingent consideration:
•$5.0 million in cash payable 24 months after a positive mine construction decision for Greenstone, which occurred on October 27, 2021; and
•the delivery of approximately 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, after each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces from Greenstone.
The contingent consideration was measured at fair value at the date of acquisition in the amount of $8.9 million based on the projected cash outflows associated with the contingent payments at the milestone dates, adjusted for the time value of money using an appropriate market-based discount rate that reflects the risk associated with the delivery of the contingent consideration.
The Company concluded that Greenstone was not a business and accordingly accounted for the acquisition of the additional 10% interest as an asset acquisition. The total cost of acquisition was allocated to the assets acquired and liabilities assumed as follows:

Assets (liabilities) acquired
Cash and cash equivalents	$95
Trade and other receivables	21
Restricted cash	1,043
Mineral properties, plant and equipment	59,078
Other assets	10
Accounts payable	(287)
Other liabilities	(27)
Net assets acquired	$59,933
5.    CORPORATE TRANSACTIONS (CONTINUED)
(d)Acquisition of additional interest in Greenstone (continued)
The contingent consideration is accounted for as a financial liability. The cash component of the contingent consideration is classified as a financial liability measured at amortized cost and accreted at the end of each reporting period using an effective interest rate of 18.5%. The production component is classified as a derivative financial liability measured at FVTPL at the end of each reporting period (note 14(b)(ii)).
At December 31, 2022, the amortized cost of the cash component included in other current liabilities was $4.3 million (2021 – $3.6 million included in other non-current liabilities) and the fair value of the derivative component included in non-current derivative liabilities was $8.3 million (2021 – $6.6 million).
(e)Sale of Pilar
On April 16, 2021, the Company completed the sale of Pilar to Pilar Gold Inc. (“PGI”) in exchange for the following consideration:
•a $10.5 million cash payment received on closing of the sale;
•$27.5 million in promissory notes receivable comprising:
◦$10.0 million payable (the “Second Installment”) on or before May 31, 2021; and
◦$17.5 million payable (the “Third Installment”) on or before November 30, 2021 (the “Third Installment Maturity Date”);
•a 9.9% equity interest in PGI; and
•the Pilar NSR.
The fair value of the consideration totaled $47.0 million at the date of sale which included the fair values of the cash payment received on closing, the promissory note receivable of $27.5 million, the investment in PGI of $4.8 million and the Pilar NSR of $5.8 million, net of a working capital adjustment of $1.6 million. On disposition, the Company recognized a gain on sale of $45.4 million in other income for the year ended December 31, 2021.
The Second Installment was received in May 2021. On November 30, 2021, the Third Installment maturity date was extended to November 30, 2023. At December 31, 2022, the Third Installment is included within trade and other receivables and is classified as a financial asset measured at amortized cost (note 7).
The equity interest in PGI is included within other non-current assets and measured at FVOCI with changes in fair value recognized in OCI (note 11(c)). On initial recognition, the Pilar NSR was recognized as mineral properties. The Pilar NSR was subsequently sold on June 28, 2022 (note 5(b)).
(f)Sale of partial interest in Solaris
On April 28, 2021, the Company sold a portion of its shareholdings in Solaris totaling 10 million units, with each unit consisting of one Solaris common share and one-half common share purchase warrant, for gross proceeds of $66.7 million. Each whole warrant entitled the holder to acquire one common share of Solaris from the Company at a price of C$10.00 until April 28, 2022. Of the gross proceeds of $66.7 million, $57.6 million was allocated to the common shares and $9.1 million was allocated to the warrants.
On disposition of its partial interest in Solaris, the Company recognized a gain on sale of $50.3 million in other income for the year ended December 31, 2021. The fair value of the warrants granted (the “Solaris warrant liability”) was recognized as a current derivative liability measured at FVTPL with changes in fair value at the end of each reporting period recognized in other income or expense (note 14(b)(iii)).
On disposition of the 10 million common shares of Solaris, the Company’s interest in Solaris was reduced to 19.9%. As a result, the Company determined it no longer had significant influence over Solaris and accordingly discontinued the use of the equity method to account for its investment. The carrying amount of the Company’s retained investment in Solaris was reclassified from investment in associate and recognized at fair value. The fair value of the Company’s retained investment of $197.7 million consisted of $136.0 million in common shares (“Solaris Shares”) and $61.7 million in warrants (“Solaris Warrants”) which were recognized as marketable securities measured at FVOCI (note 6) and derivative assets measured at FVTPL (note 14(a)(i)), respectively. The Company recognized a gain of $186.1 million in other income for the year ended December 31, 2021 on reclassification of its investment in Solaris.